Stock Incentive Plans - Share based payment arrangement restricted stock unit activity (Detail) - Planet Labs Inc [Member] - Restricted Stock Units (RSUs) [Member] - $ / shares	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSUs, Beginning Balance	1,085,610	940,930	803,430
Number of RSUs, Vested		0	0
Number of RSUs, Granted	2,531,752	200,000	587,500
Number of RSUs, Forfeited	(132,359)	(55,320)	(450,000)
Number of RSUs, Ending Balance	3,485,003	1,085,610	940,930
Weighted Average Grant Date Fair Value, Beginning Balance	$ 6.091	$ 6.036	$ 5.985
Weighted Average Grant Date Fair Value, Vested		0	0
Weighted Average Grant Date Fair Value, Granted		6.470	6.109
Weighted Average Grant Date Fair Value, Forfeited	7.30	5.984	6.041
Weighted Average Grant Date Fair Value, Ending Balance	$ 11.99	$ 6.091	$ 6.036